FINANCIAL ASSETS AND LIABILITIES - Financial assets (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
FINANCIAL ASSETS
Carrying value	$ 146	$ 1,164
Fair value	146	1,164
Non-current	58	34
Current	88	1,130	[1]
Financial assets at fair value through profit or loss
FINANCIAL ASSETS
Carrying value	98	81
Fair value	98	81
Financial assets at fair value through profit or loss | Derivatives not designated as hedges
FINANCIAL ASSETS
Carrying value	14	10
Fair value	14	10
Financial assets at fair value through profit or loss | Derivatives designated as net investment hedges
FINANCIAL ASSETS
Carrying value	45	0
Fair value	45	0
Financial assets at fair value through profit or loss | Investments in debt instruments
FINANCIAL ASSETS
Carrying value	36	71
Fair value	36	71
Financial assets at fair value through profit or loss | Other
FINANCIAL ASSETS
Carrying value	3	0
Fair value	3	0
Financial assets at amortized cost
FINANCIAL ASSETS
Carrying value	48	1,083
Fair value	48	1,083
Financial assets at amortized cost | Cash pledged as collateral
FINANCIAL ASSETS
Carrying value	31	998
Fair value	31	998
Financial assets at amortized cost | Other investments
FINANCIAL ASSETS
Carrying value	17	85
Fair value	$ 17	$ 85

[1]	* Prior year comparatives are restated following the retrospective reversal of reclassification of Deodar assets and liabilities as held for sale and retrospective recognition of depreciation charges in respect of Deodar (see Note 10).